Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Significant Components of Income Tax Expense (Benefit)

The significant components of income tax expense (benefit) for the years ended December 31, 2013, 2012 and 2011 are summarized as follows:

	2013	2012	2011
	(dollars in thousands)
Current tax expense (benefit):
Federal	$(98)	$1,243	$(838)
State	2	256	34

Total	(96)	1,499	(804)

Deferred tax expense (benefit):
Federal	285	(946)	890
State	153	(188)	110

Total	438	(1,134)	1,000

Net provision for income taxes	$342	$365	$196

Provision for Income Taxes and the Amounts Computed by Applying the Statutory Federal Income Tax Rate of 34% to Income Before Income Taxes

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2013	2012	2011
	(dollars in thousands)

Tax computed at the statutory federal rate	$441	$262	$373
Increases (decrease) resulting from:
Tax exempt interest, net	(229)	(250)	(247)
State income taxes, net of federal benefit	102	45	94
Impairment of goodwill	—	336	—
Other	28	(28)	(24)

Provision for income taxes	$342	$365	$196

Significant Components of Deferred Taxes
Significant components of deferred taxes at December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$1,934	$2,514	$2,439
Deferred compensation	853	696	595
Other	856	1,030	264
Net unrealized loss on securities available for sale	289	—	—

Total deferred tax assets	3,932	4,240	3,298
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	—	(801)	(1,164)
Premises and equipment	(487)	(651)	(678)
Deferred loans fees and costs	(199)	(187)	(205)
Loan servicing	(201)	(208)	(206)
Prepaid expenses	—	—	(149)

Total deferred tax liabilities	(887)	(1,847)	(2,402)

Net recorded deferred tax asset	$3,045	$2,393	$896